Cash Flow Information (Details) - Schedule of Changes in Working Capital - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
(Increase)/decrease in assets:
Trade receivables	$ (326,185)	$ (329,720)	$ 55,240
Other receivables	(281,759)	(2,024,642)	(14,473)
Inventories	188,669	(4,971,046)	(18,572)
Loan receivables		(102,000)
Other current assets	64,654	(232,120)	(428,999)
Amount due from associate company		(476,815)
Amount due from former group companies	5,053,879	(1,648,656)
Increase/(decrease) in liabilities:
Amount due to related companies		(460,477)	160
Deferred tax			18,527
Trade and other payables	476,144	(757,990)	160,543
Amount due to holding company			(410,674)
Lease liabilities		(426,157)	(80,322)
Net cash inflows/(outflows) from changes in working capital	$ 5,175,402	$ (11,429,623)	$ (718,570)